SUBSEQUENT EVENTS (Narrative) (Details) - USD ($)		1 Months Ended
	Mar. 13, 2025	Apr. 01, 2025	Mar. 27, 2025	Jan. 23, 2023
Disclosure of non-adjusting events after reporting period [line items]
Cash transferred				$ 10,000,000
Agreement and Plan of Merger with MDA Space [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash transferred		$ 2,100
Termination fee under Go-Shop period			$ 5,000,000
Termination fee after Go-Shop period			$ 10,000,000
Master Purchase Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Additional consideration payment value	$ 1,800,000
Additional consideration payment value on meeting certain milestones	$ 2,700,000
Additional consideration payment value In three installments associated with completion of merger		$ 5,500,000